Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 terminal	Dec. 31, 2023 lease
Segment Reporting Information [Line Items]
Number of vessels	42				10
Number of terminals | terminal				1
Asset Impairment Charges	$ 7,500	$ 44,000
Voyage revenues	$ 726,791	$ 624,480	$ 597,831
Sales Revenue, Net | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	10.00%
Sales Revenue, Net | Ras Laffan Liquefied Natural Gas Company Ltd. | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	10.00%	12.00%	12.00%
Voyage revenues	$ 74,200	$ 73,800	$ 69,900
Sales Revenue, Net | Natural Energy Group S.A | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	1000.00%	1000000000.00%	11.00%
Voyage revenues			$ 64,900
Sales Revenue, Net | INEOS Europe AG | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	16.00%	1000000000.00%	1000000000.00%
Voyage revenues	$ 114,100
Seapeak Arctic
Segment Reporting Information [Line Items]
Asset Impairment Charges		$ 8,000
LNG segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	49
Number of terminals | terminal				1
Voyage revenues	$ 563,514	575,433	$ 550,496
LNG segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels | vessel	24
Natural Gas Liquid Segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	46
Asset Impairment Charges		2,600
Voyage revenues	$ 163,277	$ 49,047	$ 47,335
Natural Gas Liquid Segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels | vessel	26